FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2016
FINANCIAL INSTRUMENTS
Schedule of fair value estimates and information about valuation methodologies regarding financial instruments

	Thousands of Yen
	2015		2016
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowing	¥36,000	¥36,000	¥52,000	¥52,000
Long-term debt:
Bank borrowings	1,224,668	1,226,651	4,335,360	4,294,286